Income Taxes - Temporary differences and tax loss carryforwards to arrive deferred income taxes (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes
Deferred income tax assets, net	$ 12,317,531	$ 12,380,445	$ 7,665,038
Benefit from tax loss carryforwards derived from the disposal of the Group's investment in GSF	3,149,130	2,914,499
Accrued liabilities
Income Taxes
Deferred tax assets	3,388,289	3,208,863
Deferred income tax assets, net	3,388,289	3,208,863	2,656,354
Allowance for doubtful accounts
Income Taxes
Deferred tax assets	1,115,990	1,160,708
Deferred income tax assets, net	1,115,990	1,160,708	1,187,427
Customer advances
Income Taxes
Deferred tax assets	2,230,958	2,761,196
Deferred income tax assets, net	2,230,958	2,761,196	2,598,037
Property, plant and equipment, net
Income Taxes
Deferred tax assets	1,159,085
Deferred income tax assets, net	1,159,085	(305,654)	(954,678)
Operating tax losses
Income Taxes
Deferred tax assets	10,596,342	11,448,996
Capital tax losses
Income Taxes
Deferred tax assets	1,812,648	2,380,620
Investments
Income Taxes
Deferred tax liabilities	(3,968,176)	(4,471,232)
Deferred income tax assets, net	(3,968,176)	(4,471,232)	(3,504,137)
Property, plant and equipment, net
Income Taxes
Deferred tax liabilities		(305,654)
Deferred income tax assets, net		(305,654)
Derivative financial instruments
Income Taxes
Deferred tax liabilities	(355,051)
Deferred income tax assets, net	(355,051)		(1,801)
Intangible assets and transmission rights
Income Taxes
Deferred tax liabilities	(2,646,267)	(2,898,572)
Deferred income tax assets, net	(2,646,267)	(2,898,572)	(3,922,230)
Prepaid expenses and other items
Income Taxes
Deferred tax liabilities	(1,274,056)	(1,184,163)
Deferred income taxes of Mexican companies
Income Taxes
Deferred income tax assets, net	12,059,762	12,100,762
Deferred income tax assets of foreign subsidiaries
Income Taxes
Deferred income tax assets, net	$ 257,769	$ 279,683	$ 195,348